Equipment Installment Plan Receivables, Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Equipment installment plans [Line Items]
Guarantee liability	$ 33	$ 93
Imputed interest rate	11.20%	9.70%
2016 Equipment installment plans out-of-period adjustment
Equipment installment plans [Line Items]
Out-of-period adjustment description	U.S. Cellular recorded out-of-period adjustments in 2016 due to errors related to equipment installment plan transactions occurring in 2015 (“2016 EIP adjustments”). The 2016 EIP adjustments had the impact of increasing Equipment sales revenues by $2 million, decreasing bad debts expense, which is a component of Selling, general and administrative expense, by $2 million and increasing Income before income taxes by $4 million in 2016.
2016 Equipment installment plans out-of-period adjustment | Equipment Sales Revenues [Member]
Equipment installment plans [Line Items]
Out-of-period adjustment	$ 2
2016 Equipment installment plans out-of-period adjustment | Selling, general and administrative expense
Equipment installment plans [Line Items]
Out-of-period adjustment	(2)
2016 Equipment installment plans out-of-period adjustment | Income before income taxes
Equipment installment plans [Line Items]
Out-of-period adjustment	$ 4
2015 Equipment installment plans out-of-period adjustment
Equipment installment plans [Line Items]
Out-of-period adjustment description	Additionally, U.S. Cellular recorded out-of-period adjustments in 2015 due to errors related to equipment installment plan transactions (“2015 EIP adjustments”) that were attributable to 2014. The 2015 EIP adjustments had the impact of reducing Equipment sales revenues and Income before income taxes by $6 million in 2015. U.S. Cellular has determined that these adjustments were not material to any of the periods impacted.
2015 Equipment installment plans out-of-period adjustment | Equipment Sales Revenues [Member]
Equipment installment plans [Line Items]
Out-of-period adjustment		$ (6)
2015 Equipment installment plans out-of-period adjustment | Income before income taxes
Equipment installment plans [Line Items]
Out-of-period adjustment		$ (6)